[Wells Fargo Advantage Funds Letterhead]

December 12, 2011

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

                  Re:    Wells Fargo Funds Trust

                            Registration Nos. 333-74295; 811-09253

Ladies and Gentlemen:

In connection with the registration of Wells Fargo Funds Trust (the “Trust”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the issuance of shares by it under the Securities Act of 1933 (the “1933 Act”), we are transmitting herewith for filing, pursuant to Rule 485(a) of the Securities Act of 1933, as amended, and Regulation S-T, the Trust’s Post-Effective Amendment No. 222 to its Registration Statement under the 1933 Act and Amendment No. 223 to its Registration Statement under the 1940 Act on Form N-1A for the Wells Fargo Advantage Absolute Return Fund.

This Amendment is being filed to add the following new series to the Registration Statement – Wells Fargo Advantage Absolute Return Fund.

If you have any questions or require additional information to assist you in your review of this filing, please contact Brian Montana at 617-210-3662.

Very truly yours,

/s/ Brian Montana

Brian Montana
Senior Counsel